Investments in Associates and Joint Venture - Summary of the group in the profit or loss, assets, and liabilities (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Profit or Loss Assets and Liabilities of Investment in Entities [Line Items]
Assets	S/ 7,298,064	S/ 7,080,720	S/ 7,689,552
Liabilities	5,531,708	5,457,780	5,912,986
Ciclotrón Perú S.A
Disclosure of Profit or Loss Assets and Liabilities of Investment in Entities [Line Items]
Assets	17,527	16,656	15,326
Liabilities	2,321	5,910	4,493
Investment income	13,232	18,389	11,171
Investment expenses	S/ 9,992	S/ 12,894	S/ 8,177
Proportion of ownership interest in joint operation	49.00%	49.00%	49.00%
Pet CT Perú S.A
Disclosure of Profit or Loss Assets and Liabilities of Investment in Entities [Line Items]
Assets	S/ 18,233	S/ 18,473	S/ 15,467
Liabilities	3,842	6,820	4,348
Investment income	21,774	19,142	17,101
Investment expenses	S/ 18,623	S/ 15,843	S/ 14,671
Proportion of ownership interest in joint operation	50.00%	50.00%	50.00%
Ciclotrón Colombia S.A.S
Disclosure of Profit or Loss Assets and Liabilities of Investment in Entities [Line Items]
Assets	S/ 56,060	S/ 41,849	S/ 46,897
Liabilities	12,868	17,825	19,975
Investment income	63,082	43,350	42,181
Investment expenses	S/ 41,124	S/ 30,503	S/ 29,680
Proportion of ownership interest in joint operation	32.50%	32.50%	32.50%